GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL
GOODWILL

21.   GOODWILL

	December 31,
	2021	2022
	RMB	RMB

Cost	16,455	14,325
Less: Accumulated impairment losses	(7,861)	(7,861)
	8,594	6,464

21.   GOODWILL (Continued)

Impairment tests for cash-generating units containing goodwill

Goodwill is allocated to the following Group’s cash-generating units:

		December 31,
		2021	2022
	PRINCIPAL ACTIVITIES	RMB	RMB

Sinopec Zhenhai Refining and Chemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Sinopec Beijing Yanshan Petrochemical Branch	Manufacturing of intermediate petrochemical products and petroleum products	1,004	1,004
Shanghai SECCO	Production and sale of petrochemical products	2,541	—
Other units without individually significant goodwill		1,006	1,417
		8,594	6,464

Goodwill represents the excess of the cost of purchase over the fair value of the underlying assets and liabilities. The recoverable amounts of the above cash-generating units are determined based on value in use calculations. These calculations use cash flow projections based on financial budgets approved by management. The pre- tax discount rates reflect specific risks relating to the cash generating unit. For impairment test of the goodwill, the pre-tax discount rates ranged 11.4% to 11.7% and 10.1% to 12.2% for the years ended December 31, 2021 and 2022 were used by management, respectively. Based on the estimated recoverable amount, no major impairment loss was recognized for the year ended December 31, 2022.

Key assumptions used for cash flow forecasts for these cash generating units are the sales volume and gross margin. The sales volume was based on the production capacity and/or the sales volume in the period immediately before the budget period. The sales price was based on the future trend of the prices of crude oil and petrochemical products. The budgeted gross margin was based on the gross margin achieved in the period immediately before the budget period.